COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2019
Operating Lease Commitments
Future minimum payments under
non-cancelable
operating leases related to offices, servers and bandwidth with initial terms of one-year
or longer consisted of the following
as of
September 30, 2019:

US$
Years ending September 30, 2020	9,225
2021	5,169
2022	3,775
2023	3,701
2024	3,805
T hereafter	21,195
46,870